SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris II Variable Annuity

The United States Life Insurance Company in the City of New York (“US Life”) is amending the Prospectus for the purpose of adding the following information.

MARKETLOCK FOR LIFE PLUS +6% Option EXTENSION PARAMETERS

The information below is important to you if you purchased a contract between March 12, 2007 and May 1, 2009 and you elected the MarketLock For Life Plus +6% Option living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary, you will have an opportunity to extend the Income Base Evaluation Period for an additional five year period (the “Extension”). In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your living benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the Income Base Evaluation Period in the future.

As a reminder, you also have the option to cancel your living benefit on your fifth or tenth anniversary, or any anniversary after the tenth. If you elect to cancel your living benefit, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee. You may not extend the Income Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus +6% Option after cancellation.

As with all important financial decisions, we recommend that you discuss this with your financial representative. You should refer to both the prospectus and the contract endorsement you received at the time of your purchase. If you do not have a prospectus, you can call our Annuity Service Center at (800) 445-7862 and we will provide one to you.

For information on the MarketLock For Life Plus +6% Option living benefit you elected at purchase, please see the MarketLock For Life Plus section under OPTIONAL LIVING BENEFITS in the prospectus.

How do I elect the Extension?

To elect the Extension, you must complete the Election Form you will receive. If you elected the MarketLock For Life Plus +6% Option living benefit, the Income Base Evaluation Period may be extended for an additional 5 year period.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values. This component is used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.

What are the fee and investment requirements if I elect the Extension?

If you elect Extension, the fee for the feature will be increased by 0.25% as follows:

Number of Covered Persons	Current Annualized Fee (calculated as a percentage of the Income Base)	Annualized Fee After Extension (calculated as a percentage of the Income Base)
One	0.65%	0.90%
Two	0.90%	1.15%

The Investment Requirements for the Extension are different from, and are more restrictive than, the Investment Requirements of your current MarketLock For Life Plus +6% Option living benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following options:

Option 1	At least 50% in one or more of the following:
	SunAmerica Dynamic Allocation Portfolio SunAmerica Dynamic Strategy Portfolio Ultra Short Bond Portfolio
	Up to 50% in one or more of the following Variable Portfolios:

American Funds Asset Allocation SAST

Asset Allocation

Balanced+

Balanced (JPM)

Franklin Income VIP Fund

Franklin Founding Funds Allocation VIP Fund

SA MFS Total Return

+ Only available if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.)

Option 2	25% in SunAmerica Dynamic Allocation Portfolio 25% in SunAmerica Dynamic Strategy Portfolio 50% in one of the following Allocations:
	Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
	American Funds Global Growth SAST	1.0%	1.5%	2.0%
	American Funds Growth-Income SAST	0.0%	0.0%	0.5%
	Blue Chip Growth	1.0%	1.5%	2.0%
	Capital Appreciation	1.5%	1.5%	2.0%
	Capital Growth	1.0%	1.5%	1.5%
	Corporate Bond	5.0%	4.0%	3.5%
	“Dogs” of Wall Street	1.5%	1.5%	1.5%
	Emerging Markets	0.0%	0.5%	1.0%
	Equity Opportunities	1.5%	2.0%	2.0%
	Foreign Value	1.5%	1.5%	1.5%
	Global Bond	2.0%	2.0%	1.0%
	Government and Quality Bond	4.0%	4.0%	3.5%
	Growth-Income	3.0%	3.5%	4.0%
	High-Yield Bond	2.0%	1.5%	1.0%
	International Diversified Equities	1.5%	1.5%	2.0%
	Invesco V.I. Comstock Fund, Series II Shares	2.5%	2.5%	3.0%
	Invesco V.I. Growth and Income Fund, Series II Shares	3.0%	3.5%	4.0%
	Real Estate	0.0%	0.0%	0.0%
	Real Return	2.5%	1.5%	1.0%
	SA AB Growth	0.5%	0.5%	0.5%
	SA JPMorgan MFS Code Bond	8.5%	6.5%	5.0%
	SA Legg Mason BW Large Cap Value	2.0%	2.0%	2.0%
	SA Janus Focused Growth	0.0%	0.5%	0.5%
	SA MFS Massachusetts Investors Trust	3.0%	3.0%	3.5%
	Small & Mid Cap Value	0.5%	0.5%	0.5%
	Small Company Value	0.0%	1.0%	1.0%
	Ultra Short Bond Portfolio	1.0%	0.5%	0.0%
	Total	50.0%	50.0%	50.0%
Option 3	At least 50% in one or more of the following:
	SunAmerica Dynamic Allocation Portfolio SunAmerica Dynamic Strategy Portfolio Ultra Short Bond Portfolio
	Up to 50% in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 10% Maximum 50%	Corporate Bond Global Bond Government and Quality Bond Real Return SA JPMorgan MFS Core Bond
B. Equity Maximum	Minimum 0% Maximum 40%

Aggressive Growth

American Funds Asset Allocation SAST

American Funds Global Growth SAST

American Funds Growth SAST

American Funds Growth-Income SAST

Asset Allocation

Balanced+

Balanced (JPM)

Blue Chip Growth

Capital Appreciation

Conservative Balanced+

Conservative Growth+

“Dogs” of Wall Street

Equity Income Account+

Equity Opportunities

Flexible Income+

Foreign Value

Franklin Founding Funds Allocation VIP Fund

Franklin Income VIP Fund

Fundamental Growth

Global Equities

Growth

Growth-Income

High Yield Bond

International Diversified Equities

International Growth and Income

Invesco V.I. American Franchise Fund, Series II Shares

Invesco V.I. Comstock Fund, Series II Shares

Invesco V.I. Growth and Income Fund, Series II Shares

Lord Abbett Growth and Income

SA AB Growth

SA Legg Mason BW Large Cap Value

SA Janus Focused Growth

SA Legg Mason BW Large Cap Value

SA MFS Massachusetts Investors Trust

SA MFS Total Return

Small & Mid Cap Value

Strategic Growth+

Telecom Utility

C. Limited Equity	Minimum 0% Maximum 10%	Capital Growth Emerging Markets Growth Opportunities Mid-Cap Growth Natural Resources Real Estate Small Company Value Technology

+     Only available if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.)

Dated: December 19, 2016

Please keep this Supplement with your Prospectus

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Advantage II Variable Annuity

Polaris Advantage Variable Annuity

Polaris Advisor III Variable Annuity

Polaris Advisor Variable Annuity

Polaris Choice II Variable Annuity

Polaris Choice III Variable Annuity

Polaris Choice IV Variable Annuity

Polaris II Variable Annuity

Polaris Platinum II Variable Annuity

Polaris Platinum Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Protector Variable Annuity

Polaris Retirement Protector Variable Annuity

Polaris Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Advantage II Variable Annuity

Polaris Advantage Variable Annuity

Polaris Choice III Variable Annuity

Polaris Choice IV Variable Annuity

Polaris Choice Variable Annuity

Polaris II Variable Annuity

Polaris Retirement Protector Variable Annuity

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

VALIC SEPARATE ACCOUNT A

Polaris Choice Elite

Termination of Polaris Portfolio Allocator Program

Effective on February 6, 2017, due to pending regulatory changes we will no longer offer the Polaris Portfolio Allocator Program. All references to this program will be removed from your prospectus and Statement of Additional Information and we will no longer update the Polaris Portfolio Allocator Models on an annual basis.

If you are currently invested in a Polaris Portfolio Allocator Model, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.

If you are currently invested in a Combination Model, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a 50%-50% Combination Model and you may no longer trade into any other Combination Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.

Additionally, if you elected a Living Benefit which allowed Polaris Portfolio Allocator Models as part of the investment requirements, you may trade out of your allocation at any time into any investment that meets your Living Benefit’s investment requirements, including the asset allocation of the Variable Portfolios listed in the table below (“Allocations”). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for Living Benefits which previously allowed Polaris Portfolio Allocator Models.

Allocations (effective February 6, 2017)

Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
American Funds Global Growth SAST	2.0%	3.0%	4.0%
American Funds Growth-Income SAST	0.0%	0.0%	1.0%
Blue Chip Growth	2.0%	3.0%	4.0%
Capital Appreciation	3.0%	3.0%	4.0%
Capital Growth	2.0%	3.0%	3.0%
Corporate Bond	10.0%	8.0%	7.0%
“Dogs” of Wall Street	3.0%	3.0%	3.0%
Emerging Markets	0.0%	1.0%	2.0%
Equity Opportunities	3.0%	4.0%	4.0%
Foreign Value	3.0%	3.0%	3.0%
Global Bond	4.0%	4.0%	2.0%
Government and Quality Bond	8.0%	8.0%	7.0%
Growth-Income	6.0%	7.0%	8.0%
High-Yield Bond	4.0%	3.0%	2.0%
International Diversified Equities	3.0%	3.0%	4.0%
Invesco V.I. Comstock Fund, Series II Shares	5.0%	5.0%	6.0%
Invesco V.I. Growth and Income Fund, Series II Shares	6.0%	7.0%	8.0%
Real Estate	0.0%	0.0%	0.0%
Real Return	5.0%	3.0%	2.0%
SA AB Growth	1.0%	1.0%	1.0%
SA JPMorgan MFS Code Bond	17.0%	13.0%	10.0%
SA Legg Mason BW Large Cap Value	4.0%	4.0%	4.0%
SA Janus Focused Growth	0.0%	1.0%	1.0%
SA MFS Massachusetts Investors Trust	6.0%	6.0%	7.0%
Small & Mid Cap Value	1.0%	1.0%	1.0%
Small Company Value	0.0%	2.0%	2.0%
Ultra Short Bond	2.0%	1.0%	0.0%
Total	100%	100%	100%

Dated: December 19, 2016

Please keep this Supplement with your Prospectus